UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      12/31/02
                                              ----------------------

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):    [   ]  is a restatement.
                                         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Mellon HBV Alternative Strategies LLC
Address:          200 Park Avenue
                  Suite 3300
                  New York, New York 10166-3399

Form 13F File Number: 28-  ____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Edward A. Schinik
Title:            Chief Financial Officer
Phone:            (212) 808-3941

Signature, Place, and Date of Signing:


   /s/ Edward A. Schinik          New York, New York             2/13/03
----------------------------    ----------------------      ------------------
       [Signature]                 [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name


         28- ____________________           _________________________________
         [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
                                          ----------
Form 13F Information Table Entry Total:          75
                                          ----------
Form 13F Information Table Value Total:    $149,898
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.         Form 13F File Number           Name


         ____       28-_______________              __________________________
                        [Repeat as necessary.]


_______________________________________________________________________________



     COLUMN 1                  COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE OF                     VALUE    SHRS OR    SH/  PUT/  INVESTMENT OTHER      VOTING AUTHORITY
   NAME OF ISSUER               CLASS           CUSIP      (x$1000)  PRN AMT    PRN  CALL  DISCRETION MANAGERS    SOLE SHARED NONE

AES Corp                        COM            00130H105       906    300,000   SH   CALL    SOLE               300,000   0   0
Allied Waste Industries Inc     COM
                                PAR $.01 NEW   019589308     2,266    226,600   SH           SOLE               226,600   0   0
Allmerica Financial Corp        COM            019754100       299     10,000   SH   CALL    SOLE                10,000   0   0
American Water Works Co Inc     COM            030411102     4,553    100,101   SH           SOLE               100,101   0   0
Applied Materials               COM            038222105       684     52,500   SH   CALL    SOLE                52,500   0   0
Avnet Inc                       COM            053807103       217     20,000   SH   CALL    SOLE                20,000   0   0
Ballys Total Fitness Holding    COM            05873K108       425     60,000   SH   CALL    SOLE                60,000   0   0
Ballys Total Fitness Holding    COM            05873K108       596     84,000   SH           SOLE                84,000   0   0
Brooks PRI Automation Inc       COM            11442E102       287     25,000   SH    PUT    SOLE                25,000   0   0
Cablevision Systems Corp        CL A
                                NY CABLVS      12686C109       556     33,200   SH           SOLE                33,200   0   0
Calpine Corp                    COM            131347106       186     57,000   SH   CALL    SOLE                57,000   0   0
Capital One Financial           COM            14040H105       868     29,200   SH   CALL    SOLE                29,200   0   0
Cardinal Health Inc             COM            14149Y108     4,312     72,847   SH           SOLE                72,847   0   0
Center Trust Inc                COM            151845104       195     25,000   SH           SOLE                25,000   0   0
Centex Corp                     COM            152312104     2,510     50,000   SH    PUT    SOLE                50,000   0   0
Centex Corp                     COM            152312104     2,510     50,000   SH   CALL    SOLE                50,000   0   0
Ciena Corp                      COM            171779101        39      7,500   SH           SOLE                 7,500   0   0
Ciena Corp                      COM            171779101       689     134,00   SH   CALL    SOLE               134,000   0   0
Ciena Corp                      NOTE 3.75%
                                2/01/08        171779AA9     3,450  5,000,000   PRN          SOLE                  0      0   0
CIT Group Inc                   COM            125581108     1,215     62,000   SH           SOLE                62,000   0   0
Cosine Communications Inc       COM NEW        221222607        91     15,000   SH           SOLE                15,000   0   0
Danaher Corp                    COM            235851102     3,614     55,000   SH    PUT    SOLE                55,000   0   0
Danaher Corp                    COM            235851102     3,614     55,000   SH   CALL    SOLE                55,000   0   0
Dave and Busters Inc            COM            23833N104       634     73,300   SH           SOLE                73,300   0   0
Dole Food Co Inc                COM            256605106     2,036     62,500   SH           SOLE                62,500   0   0
Dreyer's Grand Ice Cream Inc.   COM            261878102     1,744     24,584   SH           SOLE                24,584   0   0
Dynegy Inc Cl A                 CL A           26816Q101       195    164,900   SH           SOLE               164,900   0   0
Echostar Communications         CL A           278762109       254     11,400   SH    PUT    SOLE                11,400   0   0
Fleming Companies               COM            339130106       657    100,000   SH   CALL    SOLE               100,000   0   0
Flextronics                     ORD            Y2573F102       614     75,000   SH           SOLE                75,000   0   0
FMC Corp                        COM NEW        302491303     2,595     95,000   SH   CALL    SOLE                95,000   0   0

                              Page 1 Sub-Total Value:       42,808

Ford Motor Co                   COM PAR
                                $0.01         345370860      5,580    600,000   SH   CALL    SOLE               600,000   0   0
General Motors Corp             COM           370442105     11,740    318,500   SH   CALL    SOLE               318,500   0   0
Guidant Corp                    COM           401698105        740     24,000   SH           SOLE                24,000   0   0
Guidant Corp                    COM           401698105        818     26,500   SH   CALL    SOLE                26,500   0   0
Healthsouth                     COM           421924101        294     70,000   SH   CALL    SOLE                70,000   0   0
Hispanic Brooadcasting Corp     CL A          43357B104      6,835    332,600   SH           SOLE               332,600   0   0
Hovnanian Enterprises           CL A          442487203      1,268     40,000   SH   CALL    SOLE                40,000   0   0
Hovnanian Enterprises           CL A          442487203      1,268     40,000   SH    PUT    SOLE                40,000   0   0
ICN Pharmaceuticals Inc.        COM           448924100        327     30,000   SH   CALL    SOLE                30,000   0   0
IMS Health Inc.                 COM           449934108        480     30,000   SH           SOLE                30,000   0   0
Key Energy Services             COM           492914106      3,035    338,400   SH           SOLE               338,400   0   0
Kohls Corp (Call)               COM           500255104      2,098     37,500   SH   CALL    SOLE                37,500   0   0
Level 3 Communications          COM           52729N100      1,470    300,000   SH   CALL    SOLE               300,000   0   0
Molex Inc                       COM           608554101      1,094     47,500   SH   CALL    SOLE                47,500   0   0
Nortek Inc                      COM           656557105      5,474    119,648   SH           SOLE               119,648   0   0
Northrop Grumman Corp           COM           666807102      1,987     20,484   SH           SOLE                20,484   0   0
Northrop Grumman Corp           COM           666807102      2,910     30,000   SH   CALL    SOLE                30,000   0   0
Northrop Grumman Corp           COM           666807102      2,716     28,000   SH    PUT    SOLE                28,000   0   0
Penn Virginia Corp              COM           707882106        418     11,500   SH           SOLE                11,500   0   0
Pharmacia Corp                  COM           71713U102     10,797    258,311   SH           SOLE               258,311   0   0
Pulte Homes                     COM           745867101      2,394     50,000   SH    PUT    SOLE                50,000   0   0
Pulte Homes                     COM           745867101      2,872     60,000   SH   CALL    SOLE                60,000   0   0
Quest Diagnostic Inc            COM           74834L100      1,596     28,042   SH           SOLE                28,042   0   0
Qwest Communications            COM           749121109      1,250    250,000   SH   CALL    SOLE               250,000   0   0
Rawlings Sporting Goods Co Inc  COM           754459105      1,272    144,375   SH           SOLE               144,375   0   0
Ribapharm                       COM           762537108        872    133,167   SH           SOLE               133,167   0   0
SBA Communications Corp         COM           78388J106        186    452,743   SH           SOLE               452,743   0   0
Seabulk Inlt Inc                COM           81169P101      1,451    262,300   SH           SOLE               262,300   0   0
Sealed Air                      COM           81211K100      7,460    200,000   SH    PUT    SOLE               200,000   0   0
Select Med Corp                 COM           816196109        208     15,400   SH           SOLE                15,400   0   0
Sepracor Inc                    SDCV 5%
                                2/15/07       817315AL8      3,100  5,000,000   PRN          SOLE                  0      0   0
Sepracor Inc                    NOTE 5.75%
                                11/15/06      817315AQ7      2,793  4,200,000   PRN          SOLE                  0      0   0
Standard Pacific                COM           85375C101      1,918     77,500   SH    PUT    SOLE                77,500   0   0
Standard Pacific                COM           85375C101      1,918     77,500   SH   CALL    SOLE                77,500   0   0
Teco Energy                     COM           872375100      4,641    300,000   SH   CALL    SOLE               300,000   0   0
Teco Energy                     COM           872375100      1,547    100,000   SH    PUT    SOLE               100,000   0   0

                               Page 2 Sub-Total Value:      96,827

Tenet Healthcare Corp           COM           88033G100        492      30,000  SH           SOLE                30,000   0   0
Tenet Healthcare Corp           COM           88033G100        246      15,000  SH   CALL    SOLE                15,000   0   0
TVX Gold Inc                    COM NO PAR    87308K309      3,682    234,197   SH           SOLE               234,197   0   0
Tyco Intl Ltd New               COM           902124106        769      45,000  SH   CALL    SOLE                45,000   0   0
Tyco Intl Ltd New               COM           902124106      1,086     63,600   SH           SOLE                63,600   0   0
Unilab Corp                     COM NEW       904763208      2,560    139,900   SH           SOLE               139,900   0   0
United Rental                   COM           911363109      1,264    117,500   SH   CALL    SOLE               117,500   0   0
Xcel Energy Inc                 COM           98389B100        165     15,000   SH           SOLE                15,000   0   0

                               Page 3 Sub-Total Value:      10,264

               Form 13F Information Table Total Value:     149,898
